Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment

	Leasehold Improvements	Machinery and equipment	Furniture and fixture	Computers and peripherals	Total
At December 31,2019	2,550	279	642	1,111	4,582

Acquisitions	534	—	23	1,091	1,648
Acquisitions of subsidiaries (note 3)	—	—	—	12	12
Adjustment of hyperinflation	—	—	2	15	17
Disposals/write-downs	—	(4)	(1)	(10)	(15)
Depreciation	(269)	(28)	(70)	(312)	(679)
Exchange rate effect	(567)	(62)	(143)	(242)	(1,014)

At December 31,2020	2,248	185	453	1,665	4,551

Acquisitions	22	16	21	1,324	1,383
Acquisitions of subsidiaries (note 3)	—	—	36	26	62
Adjustment of hyperinflation	—	—	8	53	61
Disposals/write-downs	—	—	(30)	(25)	(55)
Depreciation	(277)	(27)	(73)	(620)	(997)
Exchange rate effect	(152)	(13)	(12)	(117)	(294)

At December 31, 2021	1,841	161	403	2,306	4,711